Investment Portfolioas of March 31, 2025 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 99.1%
Australia 4.3%
Dexus	167,503	748,035
Goodman Group	142,154	2,555,197
GPT Group	12,204	33,607
Mirvac Group	798,582	1,053,949
NEXTDC Ltd.*	44,550	318,867
Region RE Ltd.	364,911	476,667
Scentre Group	636,774	1,351,189
(Cost $6,876,187)		6,537,511
Belgium 0.7%
Aedifica SA	6,636	448,535
Warehouses De Pauw CVA	28,011	665,192
(Cost $1,164,808)		1,113,727
Canada 1.9%
Boardwalk Real Estate Investment Trust	24,282	1,132,221
Chartwell Retirement Residences (Units) (a)	99,301	1,157,896
First Capital Real Estate Investment Trust	58,028	664,940
(Cost $2,735,445)		2,955,057
France 2.7%
Covivio SA	14,771	827,935
ICADE	7,733	176,489
Klepierre SA	38,596	1,293,163
Unibail-Rodamco-Westfield*	22,743	1,920,263
(Cost $3,534,875)		4,217,850
Germany 2.0%
Sirius Real Estate Ltd. (a)	210,079	229,467
Vonovia SE	106,024	2,868,895
(Cost $2,705,468)		3,098,362
Hong Kong 2.4%
Hongkong Land Holdings Ltd.	168,100	725,116
Link REIT	303,519	1,421,985
Sun Hung Kai Properties Ltd.	167,000	1,587,598
(Cost $3,517,733)		3,734,699
Japan 9.4%
Activia Properties, Inc.	440	996,405
Daiwa Securities Living Investments Corp.	875	517,981
Industrial & Infrastructure Fund Investment Corp.	1,822	1,415,097
Japan Metropolitan Fund Invest	2,262	1,445,232
KDX Realty Investment Corp.	1,283	1,267,356
Keihanshin Building Co., Ltd. (a)	96,300	877,994
Mitsubishi Estate Co., Ltd.	171,200	2,800,530

Mitsui Fudosan Co., Ltd.	187,800	1,680,141
Mitsui Fudosan Logistics Park, Inc.	887	609,814
Mori Trust Reit, Inc.	3,118	1,296,705
Nippon Prologis REIT, Inc.	174	269,074
Sumitomo Realty & Development Co., Ltd.	33,700	1,270,167
(Cost $13,672,933)		14,446,496
Netherlands 0.3%
CTP NV 144A (Cost $395,180)	28,927	518,514
Singapore 2.9%
CapitaLand Ascendas REIT	979,100	1,941,287
CapitaLand Integrated Commercial Trust	180,760	281,545
CapitaLand Investment Ltd.	340,800	691,031
Frasers Logistics & Commercial Trust REG S	563,200	382,657
Mapletree Logistics Trust	1,202,600	1,166,122
(Cost $4,406,468)		4,462,642
Spain 0.5%
Merlin Properties Socimi SA (Cost $712,988)	74,619	796,713
Sweden 1.7%
Castellum AB*	62,724	692,037
Catena AB	7,056	305,860
Fastighets AB Balder "B"*	175,131	1,098,165
Wihlborgs Fastigheter AB	47,885	470,612
(Cost $2,432,502)		2,566,674
Switzerland 0.7%
PSP Swiss Property AG (Registered) (Cost $786,811)	6,804	1,064,552
United Kingdom 4.4%
Big Yellow Group PLC	29,296	353,225
British Land Co. PLC	269,486	1,290,288
Grainger PLC	267,928	705,524
Life Science Reit PLC	427,311	247,183
LondonMetric Property PLC	402,878	958,517
Segro PLC	163,072	1,459,510
Shaftesbury Capital PLC	294,360	476,876
The PRS REIT PLC	209,726	314,107
UNITE Group PLC	87,126	919,844
(Cost $5,872,131)		6,725,074
United States 65.2%
Agree Realty Corp. (REIT)	52,969	4,088,677
American Healthcare REIT, Inc.	69,188	2,096,396
American Homes 4 Rent "A", (REIT)	50,646	1,914,925
American Tower Corp. (REIT)	7,356	1,600,666
AvalonBay Communities, Inc. (REIT)	21,249	4,560,460
Brixmor Property Group, Inc. (REIT)	123,619	3,282,084
CubeSmart (REIT)	53,330	2,277,724
Digital Realty Trust, Inc. (REIT)	21,133	3,028,147
EastGroup Properties, Inc. (REIT)	13,675	2,408,851
EPR Properties (REIT)	39,482	2,077,148
Equinix, Inc. (REIT)	9,357	7,629,230
Essential Properties Realty Trust, Inc. (REIT)	120,512	3,933,512
Essex Property Trust, Inc. (REIT)	9,049	2,774,152

Federal Realty Investment Trust (REIT)	1,451	141,937
First Industrial Realty Trust, Inc. (REIT)	35,687	1,925,670
Healthpeak Properties, Inc. (REIT)	106,012	2,143,563
Independence Realty Trust, Inc. (REIT)	90,846	1,928,661
Iron Mountain, Inc. (REIT)	34,822	2,996,085
Mid-America Apartment Communities, Inc. (REIT)	27,542	4,615,488
Prologis, Inc. (REIT)	57,254	6,400,425
Public Storage (REIT)	21,737	6,505,667
Regency Centers Corp. (REIT)	9,939	733,101
Ryman Hospitality Properties, Inc. (REIT)	10,353	946,678
Simon Property Group, Inc. (REIT)	41,470	6,887,338
SL Green Realty Corp. (REIT)	4,156	239,801
Sun Communities, Inc. (REIT)	28,531	3,670,228
Terreno Realty Corp. (REIT)	25,928	1,639,168
Ventas, Inc. (REIT)	64,972	4,467,475
VICI Properties, Inc. (REIT)	98,727	3,220,475
Vornado Realty Trust (REIT)	65,001	2,404,387
Welltower, Inc. (REIT)	51,043	7,820,298
(Cost $78,066,314)		100,358,417
Total Common Stocks (Cost $126,879,843)		152,596,288

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $1,443,649)	1,443,649	1,443,649

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $898,873)	898,873	898,873

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $129,222,365)	100.6	154,938,810
Other Assets and Liabilities, Net	(0.6)	(903,937)
Net Assets	100.0	154,034,873
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
532,000	911,649 (d)	—	—	—	3,569	—	1,443,649	1,443,649
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (b)
777,468	6,541,939	6,420,534	—	—	8,013	—	898,873	898,873
1,309,468	7,453,588	6,420,534	—	—	11,582	—	2,342,522	2,342,522
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $1,330,159, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2025 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Specialized REITs	29,688,366	19%
Retail REITs	24,464,997	16%
Industrial REITs	22,838,065	15%
Residential REITs	22,348,067	15%
Real Estate Management & Development	17,586,202	11%
Health Care REITs	17,223,450	11%
Diversified REITs	12,631,477	8%
Office REITs	3,392,223	2%
Health Care Providers & Services	1,157,896	1%
Hotel & Resort REITs	946,678	1%
IT Services	318,867	0%
Total	152,596,288	99%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,537,511	$—	$6,537,511
Belgium	—	1,113,727	—	1,113,727
Canada	2,955,057	—	—	2,955,057
France	—	4,217,850	—	4,217,850
Germany	—	3,098,362	—	3,098,362
Hong Kong	—	3,734,699	—	3,734,699
Japan	—	14,446,496	—	14,446,496
Netherlands	—	518,514	—	518,514
Singapore	—	4,462,642	—	4,462,642
Spain	—	796,713	—	796,713
Sweden	—	2,566,674	—	2,566,674
Switzerland	—	1,064,552	—	1,064,552
United Kingdom	—	6,725,074	—	6,725,074
United States	100,358,417	—	—	100,358,417
Short-Term Investments (a)	2,342,522	—	—	2,342,522
Total	$105,655,996	$49,282,814	$—	$154,938,810

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH1
R-080548-3 (1/27)